                          AMERICAN CENTURY INVESTMENTS
                                4500 MAIN STREET
                           KANSAS CITY, MISSOURI 64111

December 5, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

RE:      American Century Asset Allocation Portfolios, Inc.
         1933 Act File No. 333-116351, Post-Effective Amendment No. 7
         1940 Act File No. 811-21591, Amendment No. 8

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities  Act of 1933, as amended,  the undersigned  hereby  certifies  that the form of  prospectus  and  statement  of additional  information that would have been filed under paragraph (b) or (c) of
Rule 497 with respect to the  above-referenced  issuer  would not have  differed from that contained in the most recent  registration  statement  amendment,  the text of which has been filed electronically.

     Should you have any  questions or comments  regarding  this filing,  please contact the undersigned at (816) 340-3226.

Sincerely,

/s/ Kathleen Gunja Nelson
-------------------------------------
Kathleen Gunja Nelson
Corporate Counsel